Accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Accounting policies [Line Items]
Impact of Cloud Computing Arrangements
In April 2021, an IFRIC agenda decision was issued in relation to the accounting treatment for configuration and customisation costs in a cloud computing arrangement. This guidance clarified that in order for an intangible asset to be capitalised in relation to customisation and configuration costs in a software-as-a-service
(SaaS) arrangement, it is necessary for there to be control of the underlying software asset or for there to be a separate intangible asset which meets the definition in IAS 38 Intangible Assets. The Group’s existing policy is to capitalise such customisation and configuration costs.
In 2020, as part of our Group transformation plan, the Group commenced a multiyear implementation of a cloud-based ERP and human capital management tool. We are currently in the process of assessing the financial reporting impact of this agenda decision on this implementation and we expect to change our accounting policy in the financial statements for the year ending 31 December 2021 when the impact is determined. The Group has deemed this to be a reasonable timeframe to implement this clarified guidance given the complexities involved in this implementation as permitted by the Due Process Handbook of the IFRS Foundation. As at 30 June 2021, the Group has capitalised £29.8 million of costs associated with this implementation (year ended 31 December 2020: £14.0 million). This agenda decision will result in some, or all, of these costs and any further implementation costs being expensed. We are assessing whether any other previously capitalised software costs will require to be expensed as a result of the agenda decision but currently do not expect the amounts to be significant.

Restatement
Restatement
After the unaudited condensed consolidated interim financial statements for the period ended 30 June 2020 were issued, it was determined that they did not comply with certain aspects of the application of IAS 32 Financial Instruments: Presentation and IAS 39 Financial Instruments: Recognition and Measurement, resulting in the inappropriate deferral of foreign exchange movements in the Company’s translation reserve due to the inappropriate application of hedge accounting in respect of non-derivative
financial instruments and the inappropriate discount rate being applied in the calculation of the fair value of liabilities in respect of put option agreements and payments due to vendors (earnout agreements).
Net investment hedging was inappropriately applied against certain foreign exchange exposures, where the relationship was either an ineligible hedging relationship under IFRS or insufficiently documented, such that the criteria to apply hedge accounting under IAS 39 Financial Instruments: Recognition and Measurement were not met. Therefore, there has been a restatement of the period ended 30 June 2020, resulting in the reclassification of exchange adjustments on foreign currency net investments within the consolidated statement of comprehensive income to be reported in the consolidated income statement as revaluation and retranslation of financial instruments (note 6). The impact of this change is a £301.1 million loss for the period ended 30 June 2020 being recognised in revaluation and retranslation of financial instruments. This change also reduced the opening retained earnings balance as at 1 January 2020 by £271.7 million with a corresponding increase in other reserves.
The fair value of liabilities in respect of put option agreements and payments due to vendors (earnout agreements) are recorded at the present value of the expected cash outflows of the obligation. The discount rate historically used in this calculation represented the Company’s cost of debt. To fully reflect the risk in the cash flows, the Company has changed the discount rate used in this calculation, and restated the period ended 30 June 2020 to reflect the change, which resulted in the following adjustments:

•	A credit of £2.5 million in the period ended 30 June 2020 was recognised in the consolidated income statement within the revaluation and retranslation of financial instruments (note 6);

•
The goodwill impairment charge decreased by £36.1 million in the period ended 30 June 2020, as a result of the above adjustments that decreased goodwill and payments due to vendors (earnout agreements) on the consolidated balance sheet;

•	The opening retained earnings balance as at 1 January 2020 was reduced by £87.3 million and opening other reserves increased by £59.6 million.
The above description of the restatements has been repeated from the Form 6-K/A for the six month period ended 30 June 2020 that we filed with the SEC on 12 February 2021 and has been included to ensure consistency with the unaudited condensed consolidated interim financial statements for the six month period ended 30 June 2021 reported in the UK.
In addition, the company has made a subsequent adjustment to appropriately reflect the working capital cash flow assumptions in the impairment model, which resulted in the following adjustments:

•	The goodwill impairment charge increased by £328.2 million for the period ended 30 June 2020;

•	Impairment of right-of-use and other assets increased by £5.1 million for the period ended 30 June 2020;

•	The deferred tax credit increased £13.1 million with a corresponding decrease in deferred tax liabilities.
The table below reflects the impact of these adjustments on key income statement line items.

Six months ended 30 June 2020
Continuing operations	As previously reported 1	Adjusted
	£ m	£ m
General and administrative costs	3,195.3	3,528.6
Operating loss	(2,417.3)	(2,750.6)
Loss before interest and taxation	(2,469.2)	(2,802.5)
Loss before taxation	(2,843.9)	(3,177.2)
Loss for the period from continuing operations	(2,867.9)	(3,188.1)
Loss for the period	(2,864.8)	(3,185.0)
Loss for the period attributable to equity holders of the parent	(2,889.0)	(3,209.2)
Weighted average shares used in basic EPS calculation (million)	1,224.7	1,224.7
Reported basic earnings per shar e	(235.9p )	(262.0p )
Note
1	As previously reported in the Company’s Form 6-K/A filed on 12 February 2021.
The unaudited condensed consolidated interim financial statements were approved by the board of directors and authorized for issue on 1
5
September 2021.